Share-Based Compensation - Other Information Pertaining to Term-Based Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Term Based Stock Options [Member] | HCM Share Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share	$ 5.88	$ 5.74	$ 5.68